Other Gains and Losses, and Litigation (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Analysis of income and expense [abstract]
Other gains and litigation	€ 0	€ 136	€ 136